Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Financial Information of the Parent Company

20. Financial Information of the Parent Company

The Parent Company was incorporated on October 8, 2018. The following disclosures present the financial positions of the Parent Company as of June 30, 2025 and 2024, and results of operations and cash flows of the Parent Company for the years ended June 30, 2025 and 2024.

The financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company uses the equity method to account for investments in its subsidiaries.

The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s financial statements, its investments in subsidiaries are reported using the equity method of accounting.

The Parent Company is a BVI company, therefore, is not subject to income taxes for all years presented.

Balance Sheets

(In US$, except for share and per share data, or otherwise stated)

	As of June 30,
	2025	2024
Assets
Cash and cash equivalents	$28,761	$-
Deposits, prepayments and other current assets, net	156,511	-
Due from related parties	1,000	-
Due from Intercompany	4,789,591	-
Investments in subsidiaries	3,405,852	2,745,097
Total Assets	$8,381,715	$2,745,097
Liabilities
Due to related parties	$338,203	$8,579
Due to Intercompany	997,363	-
Convertible bonds	1,080,266	-
Other payables	612,138	-
Total Liabilities	$3,027,970	$8,579
Equity:
Class A Ordinary Shares ($0.0001 par value; 400,000,000 shares authorized; 11,250,000 and 10,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	$1,125	$1,000
Class B Ordinary Shares (($0.0001 par value; 100,000,000 shares authorized; 580,000 and nil issued and outstanding as of June 30, 2025 and 2024, respectively)	58	-
Subscription receivables	-	-
Additional paid-in capital	2,050,003	-
Retained earnings	3,336,442	2,903,189
Accumulated other comprehensive loss	(33,883)	(167,671)
Total Equity	$5,353,745	$2,736,518
Total Liabilities and Equity	$8,381,715	$2,745,097

*	The shares and per share data are presented on a retroactive basis to reflect the stock split.

Statements of Operations

(In US$, except for share and per share data, or otherwise stated)

	For the years ended June 30,
	2025	2024
General and administration expenses	$(82,138)	$(4,597)
Other income	-	-
Other expenses	(21,844)	-
Exchange gain	24,676	-
Income from equity-method investment	844,226	1,552,944
Net income	$764,919	$1,548,347

Statements of Cash Flows

(In US$, except for share and per share data, or otherwise stated)

	For the years ended June 30,
	2025	2024
Cash flows from operating activities
Net income	$764,919	$1,548,347
Gain from equity-method investment	(2,881,504)	(1,548,347)
Cash flows from investing activities	(661,755)	-
Cash flows from financing activities	3,438,232	-
Effect of exchange rate changes	133,788	-
Net change in cash and cash equivalents	28,761	-
Cash and cash equivalents at beginning of the year	-	-
Cash and cash equivalents at end of the year	$28,761	$-